Borrowings (Details Textual) (USD $)	3 Months Ended	12 Months Ended
	Dec. 28, 2014	Dec. 28, 2014	Dec. 29, 2013	Dec. 30, 2012
Borrowings (Textual) [Abstract]
Excess of fair value over carrying value of debt		$ 2,200,000,000	$ 1,400,000,000
Initiation date of credit facility		Sep. 18, 2014
Borrowing capacity under credit facility	10,000,000,000	10,000,000,000
Expiration date of credit facility		Sep. 17, 2015
Short-term borrowings and the current portion of long-term debt	3,600,000,000	3,600,000,000
Borrowed under the commercial paper program	3,100,000,000	3,100,000,000
Proceeds from Issuance of Long-term Debt	$ 2,000,000,000	$ 2,098,000,000	$ 3,607,000,000	$ 45,000,000